Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of Movement of Lease Liabilities
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2023	2022
as at January 1,	4,850	6,039
Additions / new leases	—	—
Remeasurements	—	—
Recognition of interest on lease liabilities	34	43
Payments	(1,232)	(1,232)
Balance as at December 31,	3,652	4,850

Current	1,208	1,198
Non-current	2,444	3,652
Balance as at December 31,	3,652	4,850

Disclosure of Expenses Recognised in Profit or Loss
The following are the expense amounts recognized in the consolidated statement of comprehensive income.

in CHF thousands	2023	2022	2021
Depreciation on right-of-use assets	1,200	1,200	1,200
Interest expense on lease liabilities	34	43	53
Short term leases	—	—	—
Total amount recognized in profit or loss	1,234	1,243	1,253

Disclosure of Contractual Maturities of Financial Liabilities

Contractual maturities of financial liabilities at December 31, 2023 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	1,232	—	3,696	3,652

Contractual maturities of financial liabilities at December 31, 2022 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cash-flows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	2,464	—	4,928	4,850